Schedule of Reconciliation of Numerators and Denominators (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (430,368,696)	$ (2,588,832)	$ (450,380,518)	$ (4,028,322)	$ (39,815,021)	$ (3,923,998)
Less: Net loss attributable to the noncontrolling interest	(2,065,770)	(12,426)	(2,161,826)	(19,336)	(191,112)	(18,717)
Net loss attributable to SharonAI Holdings Inc.	$ (428,302,926)	$ (2,576,406)	$ (448,218,692)	$ (4,008,986)	$ (39,623,909)	$ (3,905,281)
Basic weighted average number of common shares outstanding	18,755,220	9,703,042	16,370,481	9,703,042	9,804,075	5,056,870
Diluted weighted average number of common shares outstanding	18,755,220	9,703,042	16,370,481	9,703,042	9,804,075	5,056,870
Basic net loss per common share outstanding	$ (22.84)	$ (0.27)	$ (27.38)	$ (0.41)	$ (4.04)	$ (0.77)
Diluted net loss per common share outstanding	$ (22.84)	$ (0.27)	$ (27.38)	$ (0.41)	$ (4.04)	$ (0.77)